Earnings Per Share	6 Months Ended
Sep. 30, 2018
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Earnings Per Share
15	EARNINGS PER SHARE

The following table shows the income and share data used in the basic and diluted earnings per share calculations for the six months ended September 30, 2018 and 2017.

	For the six months ended September 30,
	2018	2017
	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of SMFG	¥357,436	¥426,002
Weighted average number of common stock in issue (in thousands of shares)	1,399,599	1,410,334

Basic earnings per share	¥255.38	¥302.06

Diluted:
Profit attributable to the common shareholders of SMFG	¥357,436	¥426,002
Impact of dilutive potential ordinary shares issued by subsidiaries	(10)	(1)

Net profit used to determine diluted earnings per share	¥357,426	¥426,001

Weighted average number of common stock in issue (in thousands of shares)	1,399,599	1,410,334
Adjustments for stock options (in thousands of shares)	942	1,083

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,400,541	1,411,417

Diluted earnings per share	¥255.21	¥301.83